Fair value of assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Fair Value Measurement of Assets and Liabilities [Table]
Description of valuation methods	The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability. Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques.
Confidence range	Instruments, where inputs are unobservable are classified in this category, provided that the impact of those unobservable inputs on the overall valuation is insignificant. The notion of significant is particularly relevant for the distinction between Level 2 and Level 3 assets and liabilities. If the combined change in asset value resulting from the shift of the unobservable parameters and the model uncertainty exceeds the threshold, the asset is classified as Level 3. A value change below the threshold results in a Level 2 classification.
Financial assets at fair value	€ 42,684	€ 44,305
Financial liabilities measured at fair value	71,041	82,781
Financial assets classified as Level 3 based on quoted price	€ 2,000	€ 2,100
Percentage on financial asset based on unadjusted quoted price	32.50%	52.30%
Amount of risk neutral designed financial assets	€ 2,900	€ 900
Remaining financial assets classified as level 3 using valuation techniques	1,300	1,100
Financial Liabilities classified as Level 3 based on unadjusted quoted price	100	100
Financial Liabilities designed to be fully neutral in terms of market risk	€ 100	100
Comparative price percentage for securities without quoted prices and without expected price recovery	0.00%
Comparative price percentage for securities without quoted prices and with expected price recovery	100.00%
Minimum level of volatility	0.00%
Description of interest rate	Reset spreads are key inputs to mortgage linked prepayment swaps valuation. Reset spread is the future spread at which mortgages will re-price at interest rate reset dates.
Property and equipment	€ 2,515	2,841	€ 3,172
Mortgage prepayment rate	5.00%
Amount reclassified to mandatorily fair value through profit or loss.		300
Financial liabilities at fair value through profit or loss [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Table]
Transfers between Level 1 and Level 2	€ 2,600
Debt at fair value through other comprehensive income [Member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Table]
Transfers between Level 1 and Level 2	800
Financial liabilities, class [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Table]
Unrealised gains on (losses) recognised in the statement of profit or loss	113	(4)
Financial assets at fair value
Disclosure of Fair Value Measurement of Assets and Liabilities [Table]
Unrealised gains on (losses) recognised in the statement of profit or loss	50	312
Property in own use [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Table]
Property and equipment	702	745
Level 3 [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Table]
Financial assets, at fair value	6,228	4,101	€ 4,768
Financial liabilities measured at fair value	€ 330	€ 398
Percentage on financial asset based on unadjusted quoted price	42.00%	34.60%
Remaining financial liabilities classified as level 3 using valuation techniques	€ 100	€ 200
Percentage of valuation certainty	90.00%